ACQUISITIONS - Dynamic Advances (Details)			1 Months Ended	12 Months Ended
	May 02, 2014 USD ($) payment shares	May 02, 2013 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2016 USD ($)
Dynamic Advances, IP Liquidity and Sarif Biomedical
Acquisitions
Number of purchase agreements	3
Dynamic Advances, LLC
Acquisitions
Ownership interest held (as a percent)	100.00%
Number of cash payments made | payment	2
Consideration paid		$ 5,225,000		$ 6,653,078
Maximum possible amount of future payments	$ 250,000,000
Promissory note issued	2,375,000
Promissory note amount upon late payment	$ 2,850,000
Payment agreement to extend maturity date			$ 249,375
Note term			30 days
Dynamic Advances, LLC | Series B Convertible Preferred Stock
Acquisitions
Preferred stock shares issued | shares	391,000